THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
MARCH 31, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 99.7%

	Shares	Value
Canada — 1.3%
Industrials — 1.3%
Canadian Pacific Kansas City	10,505	$826,323

France — 2.0%
Consumer Discretionary — 2.0%
LVMH Moet Hennessy Louis Vuitton ADR	11,540	1,260,630

Netherlands — 2.1%
Information Technology — 2.1%
ASML Holding, Cl G	1,005	1,327,434

Taiwan — 3.9%
Information Technology — 3.9%
Taiwan Semiconductor Manufacturing ADR	7,475	2,526,177

United Kingdom — 3.3%
Health Care — 0.8%
AstraZeneca	2,500	493,050

Industrials — 2.5%
BAE Systems ADR	13,555	1,579,157

		2,072,207

United States — 87.1%
Communication Services — 10.8%
Alphabet, Cl C	17,600	5,048,736
Meta Platforms, Cl A	3,300	1,888,029
		6,936,765

Consumer Discretionary — 10.3%
Amazon.com *	19,115	3,981,081
Home Depot	2,180	716,980
Marriott International, Cl A	2,060	673,764
McDonald's	4,073	1,265,848
		6,637,673

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
MARCH 31, 2026
(Unaudited)

COMMON STOCK†† — continued

	Shares	Value
United States — (continued)
Consumer Staples — 3.1%
Coca-Cola	10,687	$812,746
Philip Morris International	6,990	1,155,727
		1,968,473

Energy — 3.9%
Chevron	5,257	1,087,673
Enterprise Products Partners	18,170	687,553
Exxon Mobil	4,065	689,668
		2,464,894

Financials — 17.0%
Berkshire Hathaway, Cl B *	1,374	658,421
BlackRock Funding	1,645	1,582,013
Blackstone	7,950	914,170
CME Group, Cl A	2,455	725,084
Intercontinental Exchange	4,695	738,430
Mastercard, Cl A	3,655	1,826,257
Progressive	5,390	1,068,514
S&P Global	3,618	1,538,880
Visa, Cl A	5,995	1,811,929
		10,863,698

Health Care — 8.4%
Abbott Laboratories	6,965	715,097
AbbVie	3,800	826,462
Eli Lilly	1,190	1,094,526
Intuitive Surgical *	3,355	1,546,621
UnitedHealth Group	4,355	1,178,420
		5,361,126

Industrials — 4.7%
Automatic Data Processing	2,180	442,932
Deere	1,050	591,465
Eaton	4,200	1,502,214
Verisk Analytics, Cl A	2,470	468,683
		3,005,294

Information Technology — 27.9%
Apple	16,561	4,203,016
Intuit	3,395	1,467,930
Microsoft	13,155	4,869,586
NVIDIA	35,290	6,154,576
ServiceNow *	3,865	404,086

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
MARCH 31, 2026
(Unaudited)

COMMON STOCK†† — continued

	Shares	Value
United States — (continued)
Information Technology — (continued)
Texas Instruments	3,886	$754,428
		17,853,622

Materials — 1.0%
Sherwin-Williams	1,990	637,894

		55,729,439

TOTAL COMMON STOCK
(Cost $26,164,301)		63,742,210

TOTAL INVESTMENTS— 99.7%
(Cost $26,164,301)		$63,742,210

Percentages are based on Net Assets of $63,943,611.

††	More narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

SAR-QH-001-2500

3